Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	3.50%	5.00%
Composite rate of compensation increase for determining projected benefit obligation	3.00%		3.00%	3.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31	4.30%			4.30%	5.00%	4.30%
Discount rate in effect for determining net cost				4.60%	4.30%	5.30%
Long-term rate of return on plan assets			7.75%	7.75%	7.75%	8.25%
Composite rate of compensation increase for determining projected benefit obligation	3.00%			3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)				3.00%	3.00%	4.00%
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31	4.20%			4.20%	5.00%	4.30%
Discount rate in effect for determining net cost				5.00%	4.30%	5.30%
Long-term rate of return on plan assets			5.75%	7.75%	7.75%	8.25%
Composite rate of compensation increase for determining projected benefit obligation	3.00%			3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)				3.00%	3.00%	4.00%